March 26, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Harding, Loevner Funds, Inc. (the “Fund”)
333-09341, 811-7739

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectuses and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 20 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on March 23, 2007. Please call the undersigned at (617) 937-5531 with any questions you may have regarding this filing.

Very truly yours,

/s/ Brian C. Poole
Brian C. Poole
Assistant Secretary